Quarterly portfolio holdings
John Hancock
Blue Chip Growth Fund
U.S. equity
May 31, 2026
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Fund’s investments

As of 5-31-26 (unaudited)
	Shares	Value
Common stocks 98.1%		$5,923,865,300
(Cost $1,921,980,793)
Communication services 15.1%		914,319,418
Entertainment 1.7%
Netflix, Inc. (A)	1,206,924	103,819,602
Interactive media and services 12.8%
Alphabet, Inc., Class A	281,832	107,191,983
Alphabet, Inc., Class C	1,030,086	387,755,273
Meta Platforms, Inc., Class A	438,863	277,585,236
Wireless telecommunication services 0.6%
T-Mobile US, Inc.	202,460	37,967,324
Consumer discretionary 16.2%		976,901,371
Automobiles 2.7%
Tesla, Inc. (A)	375,503	163,640,452
Broadline retail 7.6%
Amazon.com, Inc. (A)	1,618,422	438,009,730
Sea, Ltd., ADR (A)	239,260	21,660,208
Hotels, restaurants and leisure 1.5%
Booking Holdings, Inc.	296,939	49,716,497
Chipotle Mexican Grill, Inc. (A)	610,874	19,462,446
DoorDash, Inc., Class A (A)	112,060	17,850,037
Specialty retail 4.4%
Carvana Company (A)	2,842,861	207,528,853
Ross Stores, Inc.	137,983	31,974,801
The TJX Companies, Inc.	174,852	27,058,347
Consumer staples 0.7%		42,268,393
Food products 0.2%
Mondelez International, Inc., Class A	162,535	9,942,266
Household products 0.5%
Colgate-Palmolive Company	208,260	18,770,474
The Procter & Gamble Company	94,425	13,555,653
Financials 7.2%		432,259,484
Capital markets 1.5%
Moody’s Corp.	34,893	15,815,252
Morgan Stanley	145,643	30,293,744
The Charles Schwab Corp.	171,205	14,954,757
The Goldman Sachs Group, Inc.	27,211	27,906,513
Financial services 4.5%
Adyen NV (A)(B)	6,281	6,880,000
Mastercard, Inc., Class A	224,539	110,917,775
Visa, Inc., Class A	471,899	154,008,958
Insurance 1.2%
Chubb, Ltd.	166,043	51,760,584
Marsh & McLennan Companies, Inc.	123,285	19,721,901
Health care 6.2%		371,612,908
Health care equipment and supplies 1.5%
Intuitive Surgical, Inc. (A)	147,105	62,466,667
Medline, Inc., Class A (A)	158,028	5,777,504
Stryker Corp.	71,571	21,835,596
Health care providers and services 0.8%
UnitedHealth Group, Inc.	119,097	45,293,780
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 0.9%
Danaher Corp.	136,656	$24,962,952
Thermo Fisher Scientific, Inc.	59,360	29,235,394
Pharmaceuticals 3.0%
Eli Lilly & Company	164,743	182,041,015
Industrials 3.6%		218,539,858
Aerospace and defense 2.2%
General Electric Company	332,618	107,688,404
HEICO Corp.	37,700	13,126,386
TransDigm Group, Inc.	10,789	13,576,014
Commercial services and supplies 0.2%
Cintas Corp.	68,649	11,756,828
Electrical equipment 0.9%
GE Vernova, Inc.	57,730	55,901,114
Ground transportation 0.3%
Old Dominion Freight Line, Inc.	73,245	16,491,112
Information technology 48.1%		2,904,875,950
Electronic equipment, instruments and components 0.4%
TE Connectivity PLC	119,795	25,565,451
IT services 0.7%
Shopify, Inc., Class A (A)	344,466	40,891,559
Semiconductors and semiconductor equipment 24.7%
Advanced Micro Devices, Inc. (A)	152,430	78,669,123
ASML Holding NV, NYRS	44,989	72,556,460
Broadcom, Inc.	660,341	295,020,549
Monolithic Power Systems, Inc.	30,848	48,314,446
NVIDIA Corp.	4,373,004	923,316,063
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	114,622	47,963,576
Texas Instruments, Inc.	78,969	24,139,244
Software 12.8%
Crowdstrike Holdings, Inc., Class A (A)	48,063	35,134,053
Datadog, Inc., Class A (A)	64,618	15,983,262
Microsoft Corp.	1,245,019	560,557,355
Oracle Corp.	307,886	69,514,501
Palantir Technologies, Inc., Class A (A)	101,238	15,847,797
Roper Technologies, Inc.	45,920	14,948,338
ServiceNow, Inc. (A)	285,868	35,553,403
Synopsys, Inc. (A)	61,633	29,313,887
Technology hardware, storage and peripherals 9.5%
Apple, Inc.	1,831,657	571,586,883
Materials 0.6%		37,883,608
Chemicals 0.6%
Linde PLC	40,788	20,299,780
The Sherwin-Williams Company	57,872	17,583,828
Utilities 0.4%		25,204,310
Electric utilities 0.4%

Constellation Energy Corp.	87,591	25,204,310

Exchange-traded funds 1.1%		$70,317,500
(Cost $69,149,740)
iShares Russell 1000 Growth ETF	550,000	70,317,500

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.1%				$7,801,629
(Cost $7,964,267)
Consumer discretionary 0.1%				7,801,629
Specialty retail 0.1%
Carvana Company (9.000% Cash or 13.000% PIK) (B)	9.000	06-01-30	3,061,586	3,175,330
Carvana Company (9.000% Cash or 14.000% PIK) (B)	9.000	06-01-31	4,185,791	4,626,299

	Yield (%)	Shares	Value
Short-term investments 0.5%			$27,518,309
(Cost $27,518,309)
Short-term funds 0.5%			27,518,309
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5525(C)	3,699	3,699
T. Rowe Price Government Reserve Fund	3.6587(C)	27,514,610	27,514,610

Total investments (Cost $2,026,613,109) 99.8%	$6,029,502,738
Other assets and liabilities, net 0.2%	10,954,100
Total net assets 100.0%	$6,040,456,838

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 5-31-26.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$914,319,418	$914,319,418	—	—
Consumer discretionary	976,901,371	976,901,371	—	—
Consumer staples	42,268,393	42,268,393	—	—
Financials	432,259,484	425,379,484	$6,880,000	—
Health care	371,612,908	371,612,908	—	—
Industrials	218,539,858	218,539,858	—	—
Information technology	2,904,875,950	2,904,875,950	—	—
Materials	37,883,608	37,883,608	—	—
Utilities	25,204,310	25,204,310	—	—
Exchange-traded funds	70,317,500	70,317,500	—	—
Corporate bonds	7,801,629	—	7,801,629	—
Short-term investments	27,518,309	27,518,309	—	—
Total investments in securities	$6,029,502,738	$6,014,821,109	$14,681,629	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$56,102,400	$(56,102,220)	$(180)	—	$2,419	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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